INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME (LOSS) BEFORE INCOME TAXES

The Canada and foreign components of income (loss) before income taxes were as follows for the years ended (in thousands):

	December 31, 2024	December 31, 2023
Domestic (CAN)	$(7,933)	$(13,003)
Foreign (US and IL)	(18,520)	(14,213)
Income (loss) before taxes	$(26,453)	$(27,216)

SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX RATE

A reconciliation of the Company’s statutory income tax rate to the Company’s effective income tax rate is as follows for the years ended:

	December 31, 2024	December 31, 2023
Federal statutory rate	27.00%	27.00%
Statutory rate differential	(1.87)%	(0.93)%
Excess benefits on equity compensation	11.68%	3.91%
Change in valuation allowance	(31.80)%	(24.36)%
Nondeductible expenses	(4.84)%	(5.37)%
Other	(0.17)%	(0.25)%
Effective income tax rate	—%	—%

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The principal components of the Company’s deferred tax assets and liabilities at December 31, 2024 and 2023 are as follows (in thousands):

	December 31, 2024	December 31, 2023
Deferred tax assets:
Capitalized Section 174 Costs	4,423	2,461
Accrued Professional Fees	215	—
Stock based compensation	4,997	4,853
Partnership income	158	128
Loss on contingency	215	14
Net Operating Loss Carryforward	13,626	9,291
Other	2	11
Total deferred tax assets	23,636	16,758
Valuation allowance	(22,783)	(15,771)
Net deferred tax assets	853	987

	December 31, 2024	December 31, 2023
Deferred tax liabilities:
Intellectual property	$(535)	$(760)
Property, plant and equipment	(96)	(125)
Software and website development	(138)	(79)
Goodwill	(84)	(23)
Total deferred tax liabilities	(853)	(987)
Net deferred tax assets (liabilities)	—	—

SCHEDULE OF NET OPERATING LOSS CARRYFORWARDS

Net operating loss carryforwards (in thousands):

	December 31, 2024	December 31, 2023
NOL carryforward for Canadian income tax	9,909	6,942
NOL carryforward for Israeli income tax	8,038	8,666
NOL carryforward for U.S. federal income tax	37,097	21,975
NOL carryforward for U.S. state income tax	44,144	23,082